Document And Entity Information	Nov. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2025
Entity Registrant Name	First Eagle Private Credit Fund
Entity Central Index Key	0001890107
Entity Emerging Growth Company	true
Entity File Number	814-01642
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-6975595
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	698-3300
Entity Information, Former Legal or Registered Name	None
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE